Basis of Presentation and Recently Issued Accounting Pronouncements	3 Months Ended
Mar. 31, 2021
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Basis of Presentation and Recently Issued Accounting Pronouncements	Basis of Presentation and Recently Issued Accounting Pronouncements
Basis of Presentation

This Quarterly Report on Form 10-Q combines the quarterly reports on Form 10-Q for the quarterly period ended March 31, 2021 of Hertz Global and Hertz. Hertz Global consolidates Hertz for financial statement purposes, therefore, disclosures that relate to activities of Hertz also apply to Hertz Global. In the sections that combine disclosure of Hertz Global and Hertz, this report refers to actions as being actions of the Company, or Hertz Global, which is appropriate because the business is one enterprise and Hertz Global operates the business through Hertz. When appropriate, Hertz Global and Hertz are named specifically for their individual disclosures and any significant differences between the operations and results of Hertz Global and Hertz are separately disclosed and explained.

The accompanying unaudited condensed consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the U.S. (“U.S. GAAP”). In the opinion of management, the unaudited condensed consolidated financial statements reflect all adjustments of a normal recurring nature that are necessary for a fair presentation of the results for the interim periods presented. Interim results are not necessarily indicative of results for a full year. The Company's vehicle rental operations are typically a seasonal business, with decreased levels of business in the winter months and heightened activity during the spring and summer months for the majority of countries where the Company generates revenues.

Effective on the Petition Date, the Company applied accounting standards applicable to reorganizations, Accounting Standards Codification 852 - Reorganizations, in preparing the accompanying unaudited condensed consolidated balance sheet as of December 31, 2020 and the unaudited condensed consolidated financial statements as of and for the three months ended March 31, 2021 which requires the financial statements, for periods subsequent to the commencement of the Chapter 11 Cases, to distinguish transactions and events that are directly associated with the reorganization from the ongoing operations of the business. Accordingly, Pre-petition obligations of the Debtors that may be impacted by the Chapter 11 Cases have been classified as liabilities subject to compromise in the accompanying unaudited condensed consolidated balance sheets as of March 31, 2021 and December 31, 2020. These liabilities are reported at the amounts the Company anticipates will be allowed by the Bankruptcy Court, even if they may be settled for lesser amounts. See Note 15, "Liabilities Subject to Compromise," for additional information. In addition, certain charges related to the Chapter 11 Cases are recorded as reorganization items, net in the accompanying unaudited condensed consolidated statements of operations for the three months ended March 31, 2021. See Note 16, "Reorganization Items, Net," for additional information.
The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and footnotes. Actual results could differ materially from those estimates.

The December 31, 2020 unaudited condensed consolidated balance sheet data is derived from the audited financial statements at that date but does not include all disclosures required by U.S. GAAP. The information included in this Quarterly Report on Form 10-Q should be read in conjunction with information included in the Company's Form 10-K for the year ended December 31, 2020 (the "2020 Form 10-K"), as filed with the Securities and Exchange Commission ("SEC") on February 26, 2021.

Principles of Consolidation

The unaudited condensed consolidated financial statements of Hertz Global include the accounts of Hertz Global, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The unaudited condensed consolidated financial statements of Hertz include the accounts of Hertz, its wholly owned and majority owned U.S. and international subsidiaries and its VIEs, as applicable. The Company consolidates a VIE when it is deemed the primary beneficiary of the VIE. The Company accounts for its investment in joint ventures using the equity method when it has significant influence but not control and is not the primary beneficiary of the joint venture. All significant intercompany transactions have been eliminated in consolidation.

Recently Issued Accounting Pronouncements

Not Yet Adopted

Scope of Reference Rate Reform

In January 2021, the Financial Accounting Standards Board ("FASB") issued guidance that clarifies that entities with derivative instruments affected by changes to the interest rates used for discounting, margining or contract price alignment due to reference rate reform may elect to apply certain optional expedients and exceptions, including contract modification relief, provided in Topic 848. Entities may elect to apply the guidance on contract modifications either (1) retrospectively as of any date from the beginning of any interim period that includes March 12, 2020 or (2) prospectively to new modifications from any date in an interim period that includes or is after January 7, 2021, up to the date that financial statements are available to be issued. The Company is in the process of assessing the available expedients and exceptions and, if applicable, the method and timing of adoption.